The company - Key events (Details) € / shares in Units, $ in Millions																													1 Months Ended							6 Months Ended	12 Months Ended
	Jan. 02, 2024 EUR (€) share € / shares	Dec. 31, 2023 EUR (€) employee € / shares	Dec. 21, 2023 share	Dec. 19, 2023 EUR (€) option	Oct. 03, 2023 EUR (€) share € / shares	Jul. 11, 2023 EUR (€)	Jul. 06, 2023 EUR (€) share € / shares	Jun. 26, 2023 EUR (€)	May 15, 2023 EUR (€)	May 15, 2023 USD ($)	Apr. 26, 2023 USD ($) share	Apr. 14, 2023 EUR (€) share € / shares	Apr. 03, 2023 USD ($)	Jan. 25, 2023 EUR (€) targets	Dec. 19, 2022 EUR (€) targets	Oct. 03, 2022 EUR (€)	Sep. 09, 2022 EUR (€)	Aug. 02, 2022 USD ($)	Jul. 25, 2022 EUR (€) € / shares	Jul. 13, 2022 EUR (€) € / shares	Apr. 22, 2022 EUR (€) € / shares	Feb. 14, 2022 EUR (€) € / shares	Dec. 31, 2021 EUR (€) € / shares	Aug. 06, 2021 EUR (€) € / shares	Jul. 22, 2021 EUR (€) € / shares	Jul. 07, 2021 EUR (€) € / shares	Jun. 04, 2021 EUR (€) € / shares	Jan. 05, 2021 EUR (€)	Jun. 30, 2023 EUR (€)	Mar. 31, 2023 EUR (€) option	Aug. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€) € / shares	Jun. 30, 2020 USD ($)	Oct. 31, 2018 USD ($)	Jan. 31, 2016 EUR (€)	Jun. 30, 2022 EUR (€)	Dec. 31, 2023 EUR (€) shares option € / shares	Dec. 31, 2022 EUR (€) shares € / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 EUR (€) shares € / shares	Nov. 07, 2022 € / shares	Jul. 19, 2021 € / shares	Dec. 31, 2020 € / shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments																																					€ 395,000	€ 202,000		€ 499,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | share												223,593
Par value per share (in EUR per share) | € / shares		€ 0.05																				€ 0.05	€ 0.05									€ 0.05					€ 0.05	€ 0.05		€ 0.05			€ 0.05
American Depository Shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share issue authorized amount | $											$ 75.0
Number of ordinary shares per ADS (in shares) | share											1
Common shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Par value per share (in EUR per share) | € / shares												€ 0.05											0.05									0.05								0.05	€ 0.05	€ 0.05
Exercise of share warrants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Par value per share (in EUR per share) | € / shares							€ 0.05					0.05							€ 0.05			0.05		€ 0.05	€ 0.05	€ 0.05	€ 0.05
Definitive acquisition of free shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Par value per share (in EUR per share) | € / shares					€ 0.05							0.05								€ 0.05	€ 0.05	€ 0.05	0.05		€ 0.05							€ 0.05								€ 0.05
Definitive acquisition of free shares | Major ordinary share transactions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Par value per share (in EUR per share) | € / shares	€ 0.05
Agreements with Genzyme for NK Cell engages
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of additional targets | targets														2	2
Milestone payment received																														€ 25,000,000
Advance received																														€ 25,000,000
Maximum amount receivable from counter party upon achievement of certain milestones															€ 1,350,000,000
Agreement with Takeda on research of Antibody Drug Conjugates (ADC)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Advance received									€ 4,600,000	$ 5.0			$ 5.0
Maximum amount receivable from counter party upon achievement of certain milestones | $													$ 410.0
IPH5201 agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payment received																		$ 5.0													$ 5.0		$ 5.0					€ 4,700,000	$ 5.0
Advance received																																						€ 5,000,000
Maximum amount receivable from counter party upon achievement of certain milestones | $																																		$ 800.0
Payments for milestone								€ 2,000,000
IPH6101 agreement, with Sanofi
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payment received																	€ 3,000,000.0												€ 2,000,000.0
Payments for milestone																													€ 2,000,000
Agreements with Sanofi for NK Cell engages
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payment received				€ 15,000,000		€ 2,000,000																						€ 7,000,000.0				€ 3,000,000.0				€ 3,000,000
Advance received														€ 31,800,000
Maximum amount receivable from counter party upon achievement of certain milestones																																			€ 400,000,000
Number of options excercised for licenses | option				1
Number of exclusive options granted | option				2																										2							2
Additional option retained per license agreement | option				1
BSAAR 2012
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)							32,550																														133,800	86,700	86,700	85,950
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares		2.04										€ 2.04											2.04									€ 2.04					€ 2.04	€ 2.04		€ 2.04
Share issued, price per share (in EUR per share) | € / shares							€ 2.04
BSAAR 2012 | Exercise of share warrants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | share												14,550
BSA 2013
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)							33,860																														225,000	191,140	191,140	191,140
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares		2.36																					2.36									2.36					€ 2.36	€ 2.36		€ 2.36
Share issued, price per share (in EUR per share) | € / shares							€ 2.36
AGA Bonus 2022-1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | shares																																					128,061	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares		0																																			€ 0	€ 0
AGA Perf Employees 2023-1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)			1,403,500																																		0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares		0																																			€ 0
AGA Perf Management 2023-1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)			750,000																																		0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares		€ 0																																			€ 0
AGA Perf Employees 2020-1 / AGA Perf Management 2020 | Major ordinary share transactions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Free performances shares plans, performance (in percents)	20.00%
AGA Perf Employees 2020-1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		85,230																																			85,230	0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares		€ 0																					0									0					€ 0	€ 0		€ 0
AGA Perf Employees 2020-1 | Major ordinary share transactions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments	€ 10,761.5
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | share	85,230
AGA Perf Management 2020-1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		130,000																																			130,000	0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares		€ 0																					€ 0									€ 0					€ 0	€ 0		€ 0
AGA Perf Management 2020-1 | Major ordinary share transactions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | share	130,000
Common shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | share							66,410					60,300
Par value per share (in EUR per share) | € / shares		€ 0.05																																			€ 0.05
Common shares | Major ordinary share transactions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | share	215,230
Common shares | Exercise of share warrants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | share												14,550
Free Shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | share												163,293
Share issued, price per share (in EUR per share) | € / shares												€ 2.85
Share capital
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments					€ 6,403.5		€ 3,320.5					€ 11,907.15										€ 2,316															€ 32,000	€ 34,000		€ 28,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | share					128,061
Share capital | Common shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments												3,015
Share capital | Exercise of share warrants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments							3,321					728							€ 6,287			38		€ 10,000	€ 625	€ 222	€ 1,500
Share capital | Definitive acquisition of free shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments		€ 10,762										€ 8,165				€ 6,403				€ 681	€ 1,250	6,948	€ 10,656		2,418
Issued capital free of subscription
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | share												163,293
Issued capital free of subscription | AGA Bonus 2022-1 | Definitive acquisition of free shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | share					128,061
Share premium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments							142,991.1															187,596															€ 363,000	€ 168,000		€ 471,000
Share premium | Common shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments												€ 168,840
Share premium | Exercise of share warrants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments							€ 142,991					28,955							€ (6,287)			1,493		€ 398,000	21,500	€ 7,637	€ 59,700
Share premium | Definitive acquisition of free shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments		€ (10,762)										(8,165)				€ (6,403)				€ (681)	€ (1,250)	€ (6,948)	€ (10,656)		€ (2,418)
Share premium | Common shares | Exercise of share warrants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments												28,954.5
Share premium | Free Shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments												€ 168,840